Prepayment and other current assets	6 Months Ended
Jun. 30, 2026
Prepayment And Other Current Assets
Prepayment and other current assets

Note 6 — Prepayment and other current assets

Prepayment and other current assets consisted of the following:

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Prepayments	8,514,583	6,806,409	999,340
Other receivables	1,503,790	1,763,742	258,959
Less: impairment losses	(2,050,000)	-	-
Prepayment and other current assets	7,968,373	8,570,151	1,258,299

During the six months ended June 30, 2026, the Company wrote off RMB 2,559,419 of prepayments and recognized impairment losses of RMB 509,419 based on management’s assessment of recoverability. The write-off primarily related to prepayments for which suppliers did not fulfill contractual obligations and did not relate to the prepayments of Shenzhen Yushian Technology Co., Ltd. transferred to another subsidiary for continued performance.